UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James Weil
Title:     Investment Manager
Phone:     212 389-8000
Signature, Place and Date of Signing:

    James Weil  April 20, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    1849



List of Other Included Managers:

 No.  13F File Number     Name

 01
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D COMTECH GROUP INC NEW          COMMON STOCK     205821200      329    32850 SH       SOLE     01           32850        0        0
D EP MEDSYSTEMS INC COM          COMMON STOCK     26881P103      333   121112 SH       SOLE     01          121112        0        0
D IMAGE ENTERTAINMENT INC (DELAW COMMON STOCK     452439201      185    50000 SH       SOLE     01           50000        0        0
D SMITH & WOLLENS                COMMON STOCK     831758107      431    75000 SH       SOLE     01           75000        0        0
D SYNTAX BRILLIAN CORP  COM      COMMON STOCK     87163L103      221    50000 SH       SOLE     01           50000        0        0
D ZIX CORP COM STK               COMMON STOCK     98974P100      350   240000 SH       SOLE     01          240000        0        0
S REPORT SUMMARY                  6 DATA RECORDS                1849        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED